Financial Risk Management Objectives and Policies (Tables)	12 Months Ended
Jun. 30, 2024
Interest rate risk [member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Summary of Judgments of Reasonably Possible Movements

At June 30, 2024, 2023 and 2022, if interest rates moved, with all variables held constant, post tax (loss)/profit and equity would have been affected as illustrated in the following table:

	Post tax (loss)/profit impact
	2024	2023	2022

	US$	US$	US$
Judgments of reasonably possible movements
+0.50% (50 basis points) (2023:+0.50%)	282,599	270,059	114,859
-0.50% (50 basis points) (2023:-0.50%)	(282,599)	(270,059)	(114,859)

Currency Risk
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Summary of Judgments of Reasonably Possible Movements

At June 30, 2024, 2023 and 2022, had the United States dollar moved with all other variables held constant, post-tax (loss) profit and equity would have been affected as illustrated in the table below:

	Post tax (loss)/profit impact
	2024	2023	2022

	US$	US$	US$
Judgments of reasonably possible movements
Consolidated
AUD/USD +10% (2023:+10%)	(9,005,731)	(3,847,285)	(2,119,834)
AUD/USD -10% (2023:-10%)	11,007,004	4,702,237	2,590,908

Summary of Exposure to Foreign Currency Risk

At the reporting date, the Group has the following exposure to foreign currencies. :

	Consolidated
2024	AUD	EURO	GBP	CAD
Financial assets
Cash	131,913,902	—	—	—
Receivables	485,840	—	—	—
Financial liabilities
Payables	(2,350,157)	(488,341)	(3,161)	(13,182)
Other financial liabilities	—	—	—	—
Net exposure	130,049,585	(488,341)	(3,161)	(13,182)

	Consolidated
2023	AUD	EURO	GBP	CAD
Financial assets
Cash	55,307,319	—	—	—
Receivables	38,263	—	—	—
Financial liabilities
Payables	(1,138,778)	(53,332)	(3,166)	(136,689)
Other financial liabilities	—	—	—	—
Net exposure	54,206,804	(53,332)	(3,166)	(136,689)

Liquidity Risk
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Summary of Undiscounted Cash Flows of the Financial Liabilities

The table below reflects undiscounted cash flows of the financial liabilities.

	Consolidated
	Carrying amount	Less than 3 months	Between 3 months and 2 years	2 years and later	Total
June 30, 2024
Non-derivative liabilities
Payables	9,471,882	9,471,882	-	-	9,471,882
Accrued expenses	28,482,603	27,383,742	1,098,861	-	28,482,603
Financial liability - DFA	200,535,758	-	-	731,000,000	731,000,000
Total	238,490,243	36,855,624	1,098,861	731,000,000	768,954,485

	Consolidated
	Carrying amount	Less than 3 months	Between 3 months and 2 years	2 years and later	Total
June 30, 2023
Non-derivative liabilities
Payables	5,677,858	5,677,858	-	-	5,677,858
Accrued expenses	12,103,789	12,103,789	-	-	12,103,789
Financial liability - DFA	85,660,000	-	-	365,500,000	365,500,000
Total	103,441,647	17,781,647	-	365,500,000	383,281,647